POST-EMPLOYMENT OBLIGATIONS (Details 10)	Dec. 31, 2022	Dec. 31, 2021
Post-employment Obligations
Shares	6.45%	7.77%
Fixed income securities	76.89%	73.95%
Real estate property	4.89%	5.04%
Others	11.77%	13.24%
Total	100.00%	100.00%